Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,	December 31,
	2015	2014
Cost
Construction in progress	$13,256	$8,206
Plant and buildings	30,852	32,211
Machinery and equipment	39,700	40,596
Motor vehicles	1,570	1,747
Equipment and furniture	2,566	2,542
Leasehold improvements	12,911	13,232
Total cost	$100,855	$98,534

Less: Accumulated depreciation
Construction in progress	$-	$-
Plant and buildings	8,059	6,957
Machinery and equipment	20,458	17,876
Motor vehicles	1,408	1,567
Equipment and furniture	1,830	1,707
Leasehold improvements	5,160	4,194
Total accumulated depreciation	$36,915	$32,301

Property, plant and equipment, net	$63,940	$66,233